John Deere Owner Trust 2020	EXHIBIT 99.2
Statement to Certificateholders

$299,500,000   Class A-1  1.10000%  Asset Backed Notes due March 15, 2021

$335,000,000   Class A-2  1.01%  Asset Backed Notes due January 17, 2023

$296,850,000   Class A-3  1.10%  Asset Backed Notes due August 15, 2024

$79,190,000   Class A-4  1.21%  Asset Backed Notes due November 16, 2026

$25,918,396 Overcollateralization

Payment Date:				15-Apr-20

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$68,050,959.90
		per $1,000 original principal amount:		$227.22

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$68,050,959.90

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$320,298.61
			per $1,000 original principal amount:	$1.07

		(ii)	Class A-2 Notes:	$319,552.78
			per $1,000 original principal amount:	$0.95

		(iii)	Class A-3 Notes:	$308,394.17
			per $1,000 original principal amount:	$1.04

		(iv)	Class A-4 Notes:	$90,496.57
			per $1,000 original principal amount:	$1.14

		(v)	Total:	$1,038,742.13

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$985,250,009.54

	(b)	Note Value at end of related Collection Period:		$968,407,435.68

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$25,918,396.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$231,449,040.10
		(ii)	A-1 Note Pool Factor:	0.7727848

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$335,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$296,850,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$79,190,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$1,734,782.79
		(i) per $1,000 original principal amount:	$1.64
	(b)	Amount of Servicing Fee earned:	$1,734,782.79
	(c)	Amount of Servicing Fee paid:	$1,734,782.79
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$5,659,585.50

(11)	(i)	Amount in Reserve Account:	$10,364,584.00
	(ii)	Specified Reserve Account Balance:	$10,364,584.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$1,613,471.75
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.16%

(13)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$2,668,042.02
		(ii) % of Pool Balance:	0.25%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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